Areas of Judgment and Estimation Uncertainty - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project	$ 434
Suspended capitalized costs	103
Remaining portion	49
Other income (expense)
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project	282
Cost of sales
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project	41
Social responsibility and donations
Disclosure of initial application of standards or interpretations [line items]
Costs of suspending operations and remobilization of project	$ 8